Consolidated Statements of Stockholders' Deficit - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Total
Balances at Dec. 31, 2017	$ 15	$ 238,246	$ (262,597)	$ (24,336)
Balances (in shares) at Dec. 31, 2017	14,946,712
Conversion of notes payable and related accrued interest and fees to common stock	$ 76	18,356		18,432
Conversion of notes payable and related accrued interest and fees to common stock (in shares)	76,007,754
Issuance of common stock	$ 19	2,762		2,781
Issuance of common stock (in shares)	18,653,320
Issuance of common stock in connection with financing agreement
Issuance of common stock in connection with financing agreement (in shares)	30,000
Beneficial conversion feature of Advance Notes		271		271
Beneficial conversion feature of Convertible Notes		1,465		1,465
Issuance of stock options for payment of accrued compensation		303		303
Issuance of common stock in lieu of cash compensation		85		85
Issuance of common stock in lieu of cash compensation (in shares)	151,407
Issuance of common stock in exchange for services		81		81
Issuance of common stock in exchange for services (in shares)	108,333
Issuance of common stock upon note conversions				18,432
Stock-based compensation expense		4,812		4,812
Comprehensive loss			(12,004)	(12,004)
Balances at Dec. 31, 2018	$ 110	266,381	(274,601)	(8,110)
Balances (in shares) at Dec. 31, 2018	109,897,526
Issuance of common stock	$ 1	185		186
Issuance of common stock (in shares)	500,000
Issuance of common stock in connection with financing agreement	$ 1	(1)
Issuance of common stock in connection with financing agreement (in shares)	706,592
Beneficial conversion feature of Advance Notes
Beneficial conversion feature of Convertible Notes				143
Issuance of stock options for payment of accrued compensation		207		207
Issuance of common stock for payment of accrued compensation		137		137
Issuance of common stock for payment of accrued compensation (in shares)	152,223
Issuance of common stock in lieu of cash compensation				137
Issuance of common stock in exchange for services		83		83
Issuance of common stock in exchange for services (in shares)	109,863
Issuance of common stock upon note conversions	$ 2	979		981
Issuance of common stock upon note conversions (in shares)	2,179,622
Convertible note beneficial conversion feature		143		143
Exercise of common stock options		324		324
Exercise of common stock options (in shares)	488,625
Stock-based compensation expense		2,025		2,025
Comprehensive loss			(10,294)	(10,294)
Balances at Dec. 31, 2019	$ 114	$ 270,463	$ (284,895)	$ (14,318)
Balances (in shares) at Dec. 31, 2019	114,034,451